UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10083

Investment Company Act file number

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road

Stamford, CT 06905

(Address of principal executive offices) (Zip code)

Steven L. Suss

Merrill Lynch Alternative Investments LLC

225 High Ridge Road

Stamford, CT 06905

(Name and address of agent for Service)

Registrant's telephone number, including area code: (866) 637-2587

Date of fiscal year end: 3/31/2014

Date of reporting period: 3/31/2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

EXCELSIOR MULTI-STRATEGY HEDGE FUND OF FUNDS, LLC

Consolidated Financial Statements

With Report of Independent Registered Public Accounting Firm

Year Ended March 31, 2014

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Financial Statements

Year Ended March 31, 2014

Contents

Report of Independent Registered Public Accounting Firm

Consolidated Statement of Assets and Liabilities	2

Consolidated Schedule of Investments	3

Consolidated Statement of Operations	5

Consolidated Statements of Changes in Net Assets	6

Consolidated Statement of Cash Flows	7

Consolidated Financial Highlights	8

Notes to Consolidated Financial Statements	9

Company Management (Unaudited)	31

Supplemental Information (Unaudited)	34

The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling (866) 637-2587.

A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 637-2587 and on the Commission’s website at http://www.sec.gov.

Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 637-2587, and on the Commission’s website at http://www.sec.gov.

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of
Excelsior Multi-Strategy Hedge Fund of Funds, LLC:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations, of changes in net assets and of cash flows and the consolidated financial highlights present fairly, in all material respects, the financial position of Excelsior Multi-Strategy Hedge Fund of Funds, LLC and its subsidiary (collectively the "Fund") at March 31, 2014, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March, 31, 2014 by correspondence with underlying portfolio funds or review of underlying portfolio fund capital statements, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
May 30, 2014

PricewaterhouseCoopers LLP, 300 Atlantic Street, Stamford, CT 06901

T: (203) 539 3000, F: (813) 207 3999, www.pwc.com/us

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Statement of Assets and Liabilities

March 31, 2014

ASSETS

Investments in Portfolio Funds, at fair value (cost $182,596,228)	$272,540,377
Cash and cash equivalents	29,551,201
Redemptions receivable from investments in Portfolio Funds	1,366,464
Other assets	68,301
Deferred tax	23,400

Total Assets	303,549,743

LIABILITIES

Repurchase of Members' units payable	11,236,871
Advisory fee payable	1,129,515
Professional fees payable	364,050
Administration fees payable	96,862
Purchase of Members' units made in advance	80,000
Board of Managers' fees payable	50,000
Current income tax payable	45,942
Other liabilities	34,175

Total Liabilities	13,037,415

Net Assets	$290,512,328

Composition of Net Assets
Paid-in capital	$229,282,488
Accumulated net investment loss	(26,715,094)
Accumulated net realized loss on investment transactions	(1,999,215)
Accumulated net unrealized appreciation on investments	89,944,149
Net Assets	$290,512,328

Net Asset Value Per Unit (based on 175,945.773 units outstanding)	$1,651.147

The accompanying notes are an integral part of these consolidated financial statements.

2

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Schedule of Investments

March 31, 2014

Portfolio Funds *	First Acquisition Date	Cost	Fair Value**	% of Net Assets	% Ownership of Portfolio Funds	First Available Redemption Date ***	Liquidity ****

Event Driven/Relative Value
Anchorage Capital Partners Offshore, Ltd.	1/1/2012	$3,360,318	$7,549,279	2.60%	0.11%	N/A	Quarterly
Archview Fund, L.P.	10/1/2012	10,000,000	11,887,665	4.09%	4.57%	N/A	Quarterly
Aristeia Partners, L.P.	4/1/2008	537,502	11,762,266	4.05%	1.76%	N/A	Quarterly
Beach Point Total Return Offshore Fund II, Ltd.	12/1/2013	10,000,000	10,214,647	3.52%	1.11%	N/A	Quarterly
Canyon Value Realization Fund, L.P. (1)	7/1/2003	-	299,073	0.10%	0.01%	N/A	(2)
COMAC Global Macro Fund, Ltd.	3/1/2012	11,000,000	10,329,590	3.56%	0.93%	N/A	Monthly
CQS Directional Opportunities Feeder Fund, Ltd.	2/1/2014	5,000,000	5,126,949	1.76%	0.21%	N/A	Monthly (3)
Double Black Diamond, Ltd.	1/1/2012	9,804,037	12,048,535	4.15%	0.38%	N/A	Annually
Drake Global Opportunities Fund, L.P. (1)	4/1/2009	-	18,691	0.01%	0.56%	N/A	(4)
Farallon Capital Partners, L.P. (1)	11/1/2004	-	4,740,000	1.63%	0.11%	N/A	(2)
Fore Multi-Strategy Offshore Fund, Ltd.	9/1/2012	10,000,000	10,507,877	3.62%	0.71%	N/A	Quarterly
Garrison Special Opportunity Fund, L.P. (1)	7/1/2009	1,804,062	1,917,984	0.66%	1.13%	N/A	(5)
Mast Credit Opportunities I, L.P.	6/1/2010	9,500,000	11,237,655	3.87%	8.32%	N/A	Quarterly
Monarch Debt Recovery Fund, Ltd.	1/1/2012	8,860,225	13,026,073	4.48%	0.99%	N/A	Annually
Moore Macro Managers Fund, Ltd.	4/1/2012	11,500,000	14,589,073	5.02%	0.34%	N/A	Quarterly
Owl Creek Asia Fund, Ltd.	3/1/2014	6,000,000	5,913,740	2.04%	1.85%	N/A	Monthly (6)
Strategic Value Restructuring Fund L.P. (1)	4/1/2009	896,881	268,669	0.09%	0.06%	N/A	(2)
SVRF (Onshore) Holdings LLC (1)	4/1/2009	417,855	106,160	0.04%	0.32%	N/A	(5)
Vicis Capital Fund (1)	4/1/2009	2,097,022	102,794	0.03%	0.36%	N/A	(4)
Strategy Total		100,777,902	131,646,720	45.32%

Hedged Long/Short Equity
OCCO Eastern European Fund	7/1/2012	11,000,000	12,327,398	4.25%	1.90%	N/A	Monthly
SAB Capital Partners, L.P. (1)	4/1/2001	-	2,283	0.00%	0.00%	N/A	(2)
Scopia PX, LLC	9/1/2005	4,000,000	11,659,083	4.01%	0.95%	N/A	Quarterly
Strategy Total		15,000,000	23,988,764	8.26%

Opportunistic Long/Short (Global)
AKO Partners L.P.	10/1/2005	-	11,912,991	4.10%	1.07%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, Ltd.	1/1/2012	11,441,369	10,262,418	3.53%	1.71%	N/A	Quarterly
Childrens Investment Fund, LP	4/1/2013	8,500,000	10,170,350	3.50%	0.75%	N/A	Annually
Egerton Capital Partners, L.P.	10/1/2009	10,000,000	14,224,148	4.90%	1.99%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	3,859,965	9,714,892	3.34%	1.26%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	1,000,000	5,879,500	2.02%	1.77%	N/A	Quarterly
Rohatyn Group Global Opportunity Partners, L.P. (1)	4/1/2009	-	22,513	0.01%	0.19%	N/A	(2)
Sirios Overseas Fund, Ltd.	3/1/2014	6,000,000	5,960,277	2.05%	1.67%	N/A	Quarterly
Strategy Total		40,801,334	68,147,089	23.45%

Opportunistic (U.S. Only)
Addison Clark Fund, L.P.	4/1/2008	4,016,635	9,790,677	3.37%	1.66%	N/A	Quarterly
Brookside Cayman II, Ltd.	1/1/2012	8,286,396	10,955,338	3.77%	6.73%	N/A	Quarterly
Swiftcurrent Offshore, Ltd.	1/1/2012	6,605,651	12,112,519	4.17%	1.28%	N/A	Quarterly
Swiftcurrent Partners, L.P. (1)	10/1/2000	-	184,854	0.06%	0.03%	N/A	(2)
Valinor Capital Partners Offshore, Ltd.	1/1/2012	7,108,310	15,476,861	5.33%	0.75%	N/A	Quarterly
Valinor Capital Partners, L.P. (1)	7/1/2007	-	237,555	0.08%	0.03%	N/A	(2)
Strategy Total		26,016,992	48,757,804	16.78%

Total Investments in Portfolio Funds		$182,596,228	$272,540,377	93.81%
Other Assets, less Liabilities			17,971,951	6.19%
Net Assets			$290,512,328	100.00%

The accompanying notes are an integral part of these consolidated financial statements.

3

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Schedule of Investments (continued)

March 31, 2014

The investments in Portfolio Funds shown above, representing 93.81% of Net Assets, have been fair valued in accordance with procedures established by the Board of Managers.

The Company's investments on March 31, 2014 are summarized below based on the investment strategy of each specific Portfolio Fund.

Investment Strategy	% Total Investments in Portfolio Funds
Event Driven/Relative Value Funds	48.30%
Hedged Long/Short Equity Funds	8.80%
Opportunistic Long/Short (Global) Funds	25.00%
Opportunistic (U.S. Only) Funds	17.90%
100.00%

*	Non-income producing investments. The Company's investments in Portfolio Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees.

**	See definition in Note 3.

***	From most recent investment date.

****	Available frequency of redemptions after initial lock-up period.

N/A	Initial lock-up period has either expired prior to 3/31/2014 or the Portfolio Fund did not have an initial lock-up period. However, redemption restrictions may be imposed.

(1)	Portfolio Fund is held by Excelsior Multi-Strategy 1099 Blocker Fund, LLC, which is wholly-owned by the Company.
(2)	All of the Company's remaining interest in Portfolio Fund is in side pocket accounts and is illiquid.
(3)	Portfolio Fund requires at least 180 days advance notice on redemptions.
(4)	Portfolio Fund is liquidating its assets and is in the process of returning capital to its partners. Due to the liquidation, the Portfolio Fund has suspended redemption rights. The full liquidation is expected to take two years following the date of this report, or longer.
(5)	Portfolio Fund has limited redemption rights by segregating its less liquid assets from the main (liquid) portfolio and created a liquidating vehicle with the intention of liquidating those assets in a reasonable manner.
(6)	Reemptions from this Portfolio Fund are limited to 25% of the Company's interest per each redemption period.

The accompanying notes are an integral part of these consolidated financial statements.

4

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Statement of Operations

Year Ended March 31, 2014

EXPENSES

Advisory fee	$4,796,064
Professional fees	638,716
Administration fees	406,201
Bank note facility fee	405,488
Insurance expense	224,416
Board of Managers' fees	200,000
Custody Fees	95,364
Other expenses	59,720

Total Expenses	6,825,969

Net Investment Loss	(6,825,969)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS

Net realized gains from investments in Portfolio Funds	12,566,343
Income tax expense	172,871
Net realized gains, net of taxes	12,393,472
Net change in accumulated unrealized appreciation on investments	11,377,103
Net realized and unrealized gains on investments in Portfolio
Funds, net of taxes	23,770,575

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,944,606

The accompanying notes are an integral part of these consolidated financial statements.

5

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Statements of Changes in Net Assets

	Year Ended March 31,
	2014	2013*
OPERATIONS
Net investment loss	$(6,825,969)	$(5,096,379)
Net realized gain from investment in the Master Fund,
net of taxes	-	2,773,814
Net realized gain from investments in Portfolio Funds,
net of taxes	12,393,472	1,396,200
Net change in accumulated unrealized appreciation from
investment in the Master Fund	-	1,581,657
Net change in accumulated unrealized appreciation
on investments	11,377,103	14,656,425

Increase in net assets resulting from operations	16,944,606	15,311,717

CAPITAL TRANSACTIONS
Proceeds from units issued	344,750	600,000
Payments for units repurchased	(82,012,203)	(67,829,218)
Net assets received in connection with merger (see Note 1)	-	187,260,801
Dividend distributions from ordinary income	(16,886,905)	-
Dividend distributions from long-term capital gains	(8,740,971)	(8,595,454)
Dividend distributions from short-term capital gains	(999,296)	-
Reinvested dividends	26,012,624	8,475,771

Increase (decrease) in net assets resulting from
capital transactions	(82,282,001)	119,911,900

Net increase (decrease) in net assets	(65,337,395)	135,223,617

NET ASSETS AT BEGINNING OF YEAR	355,849,723	220,626,106

NET ASSETS AT END OF YEAR	$290,512,328	$355,849,723

*Effective as of December 31, 2012, the Company merged with certain other funds that formerly pursued their investment objectives by investing in the Master Fund (the "Merger"). One of those other funds, the TI Fund, was determined to be the surviving entity in the Merger for financial reporting purposes. Accordingly, income and capital transactions relating to periods prior to the effective date of the Merger are those of the TI Fund (see Note 1).

The accompanying notes are an integral part of these consolidated financial statements.

6

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Statement of Cash Flows

Year Ended March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in net assets resulting from operations	$16,944,606
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Net change in accumulated unrealized appreciation on investments	(11,377,103)
Net realized gain from Portfolio Fund redemptions	(12,566,343)
Purchases of Portfolio Funds	(32,500,000)
Proceeds from Portfolio Funds' redemptions	155,892,179
Decrease in operating assets:
Other assets	76,174
Deferred tax	10,838
Increase (decrease) in operating liabilities:
Current income tax payable	(648,524)
Advisory fee payable	(245,395)
Professional fees payable	(15,453)
Administration fees payable	95,071
Other liabilities	(8,040)
Net Cash Provided by Operating Activities	115,658,010

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from units issued	424,750
Payments for units repurchased	(95,865,395)
Payments for dividend distributions	(614,548)
Net Cash Used in Financing Activities	(96,055,193)
Net increase in cash and cash equivalents	19,602,817
Cash and cash equivalents at beginning of year	9,948,384
Cash and Cash Equivalents at End of Year	$29,551,201

Supplementary Disclosure of Cash Flow Information
Cash paid during the period for tax	$810,557

Supplementary Disclosure of Non-Cash Information
Dividend distributions to members, reinvested	$26,012,624

The accompanying notes are an integral part of these consolidated financial statements.

7

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Consolidated Financial Highlights

The following represents per unit data and certain ratios to average net assets, total return, and other supplemental information for the periods indicated*:

	For the year ended March 31, 2014	For the year ended March 31, 2013(1)	For the period from January 1, 2012 to March 31, 2012(1)(2)
Per Unit Operating Performance*
Beginning net asset value	$1,715.546	$1,715.672	$1,657.635
Net increase in net assets resulting from operations:
Net investment loss**	(37.411)	(38.508)	(9.724)
Net realized and unrealized gain on investments**	129.846	116.148	67.761
Net change in net assets resulting from operations	92.435	77.640	58.037
Distributions:
From net income	(99.464)	-	-
From realized gains	(57.370)	(77.766)	-
Ending net asset value	$1,651.147	$1,715.546	$1,715.672

	For the year ended:
	March 31, 2014	March 31, 2013(4)	March 31, 2012(2)(3)	March 31, 2011(3)	March 31, 2010(3)
Net assets, end of period	$290,512,328	$355,849,723	$220,626,106	$265,238,587	$283,542,038
Ratio of net investment loss to average net assets (a)(b)	(2.10%)	(2.05%)	(2.06%)	(2.05%)	(1.83%)
Ratio of total expenses before tax expense to average net assets (a)(b)(c)(d)(e)	2.10%	2.11%	2.04%	2.07%	1.83%
Ratio of total expenses to average net assets (a)(b)(c)(d)	2.15%	2.39%	2.07%	2.07%	1.83%
Ratio of net expenses to average net assets (b)(c)	2.15%	2.33%	2.06%	2.05%	1.83%
Portfolio turnover (f)	11.71%	15.55%	34.60%†	11.27%	23.33%††
Total return (g)	5.47%	4.70%	(1.29%)	3.47%	13.55%

*	Effective as of December 31, 2012, the Company merged with certain other funds that formerly pursued their investment objectives by investing in the Company (the "Merger"). One of those other funds, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC (the "TI Fund"), was determined to be the surviving entity in the Merger for financial reporting purposes. Accordingly, all information relating to periods prior to the effective date of the Merger is that of the TI Fund (see Note 1).
**	Per Unit data is calculated using the change in net asset value per unit for each month during the period.
(1)	The per Unit data presented has been adjusted to reflect the ratio of Company Units issued in exchange for TI Fund Units in connection with the Merger effective as of December 31, 2012.
(2)	The TI Fund elected to be taxed as a regulated investment company (a "RIC") for tax purposes during this period. Prior to January 1, 2012, the interests in the TI Fund were not unitized.
(3)	The data presented is that of the TI Fund, except for portfolio turnover. Portfolio turnover is shown for the Company.
(4)	The ratios for this period (except for portfolio turnover) are calculated using the data of the TI Fund for the period of April 1, 2012 through December 31, 2012, and that of the Company for the period of January 1, 2013 through March 31, 2013.
†	Ratio includes investments that were transferred from onshore Portfolio Funds to parallel offshore Portfolio Funds due to the Company's RIC Conversion on January 1, 2012 (see Note 2c).
††	Ratio excludes amounts transferred to the Company pursuant to the acquisition of BACAP Alternative Multi-Strategy Fund, LLC.
(a)	Ratio reflects the Company’s income and expenses and, for the periods prior to January 1, 2013, the TI Fund’s proportionate share of income and expenses of the Company. Ratio does not reflect the Company’s and, for the periods prior to January 1, 2013, the Company’s proportionate share of the net investment income (loss) and expenses, including incentive fees or allocations, of Portfolio Funds. Portfolio Funds' expense ratios, excluding incentive fees or allocations, range from 0.41% to 7.48% (unaudited). Portfolio Funds' incentive fees or allocations can be up to 25% of profits earned (unaudited).
(b)	Average net assets are determined using the net assets at the end of each month during the period and net assets at the beginning of the period.
(c)	Ratio reflects the direct expenses, excluding placement fees, if any, and, for the periods prior to January 1, 2013, includes the TI Fund's proportionate share of the expenses of the Company.
(d)	Ratio is before any expense limitation reimbursement per the Expense Limitation Agreement (see Note 2b).
(e)	Ratio is before the current and deferred income tax provision or benefit related to the net investment income/loss and realized and unrealized gain or loss from Excelsior Multi-Strategy 1099 Blocker Fund, LLC (the “Blocker Fund”) and, for the periods prior to January 1, 2013, the TI Fund’s proportionate share of the Blocker Fund’s income tax expense.
(f)	Portfolio turnover is shown for the consolidated Company and, for the periods from January 1, 2012 through March, 2014, includes purchases and sales of investments in the Blocker Fund.
(g)	Total return assumes a purchase of a unit (or an interest) on the first day and the sale of a unit (or an interest) on the last day of the period, excluding placement fees. For periods ended on or prior to March 31, 2012, total return is calculated using geometrically linked monthly returns. An individual Member's return may vary from these returns based on the timing of the Member's subscriptions and redemptions.

The accompanying notes are an integral part of these consolidated financial statements.

8

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements

March 31, 2014

1. Organization

Excelsior Multi-Strategy Hedge Fund of Funds, LLC (the “Company”), formerly known as Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC and prior to that as Excelsior Directional Hedge Fund of Funds Master Fund, LLC, was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Company’s investment objective is to seek capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of private investment funds (the “Portfolio Funds”) that primarily invest or trade in a wide range of equity and debt securities. There can be no assurance that the investment objective of the Company will be achieved. The investment managers of the Portfolio Funds in which the Company invests generally conduct their investment programs through these Portfolio Funds. The Company invests in the Portfolio Funds as a limited partner, shareholder or member along with other investors.

Prior to January 1, 2012, the Company was taxed as a partnership. Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), for tax purposes (the "RIC Conversion").

The RIC Conversion involved, for tax purposes, the contribution of the assets and liabilities held by the Company as a partnership to the Company as a corporation. The RIC Conversion constituted a tax-free reorganization of the Company.

In connection with the RIC Conversion, and in order to comply with certain requirements necessary to maintain RIC status, Excelsior Multi-Strategy 1099 Blocker Fund, LLC (the "Blocker Fund"), a Delaware limited liability company, was formed to hold certain Portfolio Funds. These financial statements are consolidated financial statements of the Company and the Blocker Fund.

Until December 31, 2012, the Company operated as a “master fund”, and Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC (the “TI Fund”), Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC (the “TI 2 Fund”), Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC (the “TE Fund”), and Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC (the “TE 2 Fund”), each a Delaware limited liability company that was registered under the 1940 Act as a non-diversified, closed-end management investment company (the “Feeder Funds”) pursued their investment objectives by investing substantially all of their assets in the Company. The Feeder Funds had the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursued their investment objective by investing in the Company).

9

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

On December 27, 2012, the members of each of the TI Fund and the TE Fund approved Plans of Reorganization (each, a “Plan”) providing for the merger of the TI Fund and the TE Fund with and into the Company, and on January 22, 2013, the members of the TE 2 Fund (together with the TI Fund and the TE Fund, the "Reorganizing Funds") approved a Plan providing for the merger of the TE 2 Fund with and into the Company (collectively, the "Merger"). The Merger was effective as of December 31, 2012 for the TI Fund and for the TE Fund, and as of January 31, 2013 for the TE 2 Fund. The members of the TI 2 Fund did not approve the plan of reorganization. Therefore, on January 28, 2013, the Board of Managers of the TI 2 Fund approved its liquidation, and the interest in the Company held by the TI 2 Fund was redeemed effective January 31, 2013. As a result, effective January 31, 2013, the Company ceased to operate as a master fund.

In connection with the Merger, the Company assumed all of the assets and liabilities of the Reorganizing Funds, and members of the Reorganizing Funds received Units of the Company equal in value to the value of their interests in the Reorganizing Funds. The Reorganization was a tax-free reorganization for Federal income tax purposes under Section 368(a)(1) of the Code.

The TI Fund was determined to be the surviving entity in the Merger for financial reporting purposes. Accordingly, in the accompanying financial statements, the Merger has been reflected as an acquisition by the TI Fund of the Company, in exchange for shares of the TI Fund, although the Company was the surviving legal and tax entity in the Merger. The accompanying financial statements and financial highlights reflect the activities and results of operations of the TI Fund for all periods prior to December 31, 2012, and those of the Company from that date through March 31, 2014, except where otherwise noted. In addition, the per Unit data presented has been adjusted to reflect the ratio of Company Units issued in exchange for interests in the TI Fund in connection with the Merger.

Until December 31, 2013, Bank of America Capital Advisors LLC (“BACA”), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), registered as a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”), as amended, served as investment adviser of the Company and provided various management and administrative services to the Company. It also served as management services provider of the Feeder Funds prior to the Merger. Its principal office was located at 100 Federal Street, Boston, MA 02110. Bank of America, a financial holding company, has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255.

Effective December 31, 2013, BACA reorganized into its affiliate, Merrill Lynch Alternative Investments LLC (“MLAI” or the “Adviser”) (the “Reorganization”). As the survivor of the Reorganization and the successor of BACA, MLAI assumed all responsibilities for serving as the investment adviser of the Company under the terms of the investment advisory agreement between BACA and the Company. The transfer of the advisory agreement from BACA to MLAI was not deemed to constitute an “assignment” of the investment advisory agreement. The personnel of MLAI who provide services to the Company are the same personnel who previously provided such services to the Company on behalf of BACA.

10

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

MLAI is registered as an investment adviser under the Advisers Act and is an indirect wholly-owned subsidiary of Bank of America. The Reorganization was intended to facilitate the consolidation of multiple investment advisory entities within Bank of America.

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Company (and prior to the Merger, on behalf of the Feeder Funds) as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the Company.

Subscriptions for Units in the Company by eligible investors may be accepted as of the first day of each month, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Units from its Members pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Company offer to repurchase Units from Members four times each year, effective as of the last day of each calendar quarter. Members can transfer or assign Units only under certain limited circumstances. The Company’s repurchases of Units from Members are recognized as liabilities when the amount payable for repurchased Units becomes fixed. This generally will occur on the last day of a fiscal period.

2. Significant Accounting Policies

These consolidated financial statements have been prepared on a consolidated basis in conformity with generally accepted accounting principles in the United States ("GAAP"). All inter-company accounts and transactions have been eliminated in consolidation. The following is a summary of the significant accounting policies followed by the Company and the Blocker Fund in preparation of these consolidated financial statements.

a. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company’s consolidated financial statements are reasonable and prudent; however, actual results could differ from these estimates.

11

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company’s administrator; costs of insurance; advisory fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Company’s transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board. Expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not presented on the Consolidated Statement of Operations and are not included in the expense ratios shown in the Consolidated Financial Highlights. The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the Consolidated Statement of Operations.

Prior to December 31, 2012, the TI Fund bore its own expenses and, indirectly, bore a pro rata portion of the Company’s expenses, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Portfolio Funds; all costs and expenses directly related to portfolio transactions and positions for the Company’s account; legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the TI Fund’s and the Company’s administrator; costs of insurance; management fees and advisory fees; the fees and travel expenses and other expenses of the TI Fund’s and the Company’s Boards; all costs with respect to communications regarding the TI Fund’s and the Company’s transactions between the Adviser and any custodian or other agent engaged by the TI Fund; and other types of expenses approved by the TI Fund’s or the Company’s Boards.

Prior to December 31, 2012, the TI Fund and BACA were parties to an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”), under which BACA agreed, subject to possible reimbursement by the TI Fund as described below, to waive fees or pay or absorb expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding any fees, expenses and incentive allocations of the Portfolio Funds) to the extent necessary to limit the ordinary operating expenses of the TI Fund (including the TI Fund’s share of the ordinary operating expenses of the Company, but excluding taxes, interest and related costs of borrowing, brokerage commissions and any extraordinary expenses of the TI Fund and the Company) to 1.84% per annum of the TI Fund’s average monthly net assets (the “Expense Limitation”).

12

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

On December 31, 2012, in connection with the Merger, the Expense Limitation Agreement was terminated, and BACA waived its right to receive any amounts that would otherwise be reimbursable to it under the recapture provisions of the Expense Limitation Agreement.

c. Income Taxes and Distributions

The Company is the surviving tax entity in the Merger. Effective January 1, 2012, the Company is treated as an association taxable as a corporation and intends to qualify as a RIC and to distribute substantially all of the Company's taxable earnings to its Members. As provided in the Internal Revenue Code applicable to a RIC, in any fiscal year in which the Company so qualifies and distributes at least 90% of its taxable income, the Company, but not the Members, will be relieved of federal income tax on the income distributed. Therefore, no provision for Federal income taxes on income, other than taxes on income earned by the Blocker Fund, is recorded in the Company's financial statements. Qualification as a RIC requires that the Company meet certain asset diversification, income distribution and nature of gross income requirements. The Company is subject to the risk that, due to the investment activities of the Portfolio Funds and other factors, it may not so qualify in some periods. Should the Company fail to qualify as a RIC, its taxable income would be subject to tax at established corporate rates. With respect to the Company’s investments in Portfolio Funds that are passive foreign investment companies (“PFICs”), the Company has made elections to include its allocable share of the income of such PFICs currently in its calculation of ordinary income and capital gains for the year, when the required information is available, or it may currently include the appreciation in the value of such PFICs as ordinary income. For PFICs where no election was made as of October 31, 2012, the Company was subject to interest and penalties. The Company accrues the estimated amount of such interest and penalties based on the current value of the related investments. For the tax year ended October 31, 2013, the Company accrued and paid interest and penalties in the amount of $53,483, which is included in Income tax expense on the Consolidated Statement of Operations.

The Blocker Fund does not intend to qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code, but is taxed as a corporation. As a corporation, the Blocker Fund is obligated to pay federal, state and local income tax on taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. A fund taxed as a corporation may be subject to a 20 percent alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. The Blocker Fund is currently using an estimated 7.5 percent rate for state and local tax.

Effective as of January 1, 2012, the Company changed its tax year end from December 31 to October 31. Unless otherwise indicated, all applicable tax disclosures reflect tax adjusted balances as of October 31, 2013.

13

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. They may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Permanent “book/tax” differences result in the reclassification of amounts between accumulated net investment loss, accumulated net realized loss on investment transactions and paid-in capital reported on the Company’s Consolidated Statement of Assets and Liabilities as of March 31, 2014. Permanent differences are evaluated based upon the Company’s tax year end; permanent differences after October 31, 2013 will be reflected in future periods. Such permanent “book/tax” differences are principally attributable to the aforementioned tax differences for federal tax purposes recognized upon the sale or other disposition of the Company’s investments in PFICs and Partnerships, non deductible expenses, and certain transactions between the Company and the Blocker Fund. The Company’s Net Assets were unaffected by these reclassifications. Accordingly, the following amounts have been reclassified as of March 31, 2014:

Decrease in accumulated net investment loss	Increase in accumulated net realized loss on investment transactions	Increase in paid-in capital
$5,775,226	$(8,409,151)	$2,633,925

In order to avoid imposition of an excise tax applicable to a RIC, it is also the Company’s intention to declare and pay as dividends in each calendar year at least 98% of taxable ordinary income earned during the calendar year and 98.2% of its net realized capital gains earned during the twelve months ending October 31 plus undistributed amounts from prior years.

The tax character of distributions paid for the twelve months ended March 31, 2014 was as follows:

From ordinary income	$16,886,905
From short-term capital gains	999,296
From long-term capital gains	8,740,971
Total distribution	$26,627,172

The Company makes distributions of net investment income and capital gains, if any, at least annually, on a calendar year basis. Distributions to Members are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Company. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

14

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

The Blocker Fund’s tax expense or benefit is included in the Consolidated Statement of Operations, based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of a deferred income tax asset will not be realized. From time to time, as new information becomes available, the Blocker Fund will modify its estimates or assumptions regarding the deferred tax liability or asset.

The Company may rely, to some extent, on information provided by the Portfolio Funds, which may not necessarily be timely, to estimate taxable income allocable to the Blocker Fund, and to estimate its associated deferred tax benefit/(liability). Such estimates are made in good faith. From time to time, as new information becomes available, the Company will modify its estimates or assumptions regarding its tax benefit/(liability), and such modifications could be material.

Cost Basis

The cost of Portfolio Funds that are partnerships for federal income tax purposes is adjusted for items of taxable income allocated to the Company from such Portfolio Funds. The allocated taxable income is reported to the Company by each such Portfolio Fund on a Schedule K-1, or PFIC statement, generally as of December 31 (or in certain cases taxable income for PFICs is determined using a mark-to-market election). As a result, the aggregate cost of Portfolio Funds as of October 31, as well as the tax composition of net assets for federal income tax purposes, has been estimated by the Adviser using information from the Portfolio Funds and/or other information. The actual tax cost of investments and composition of net assets for federal income tax purposes may be different. The Company's required distributions and tax liability for the tax year, including the period November 1, 2013 through March 31, 2014, will be determined by the net investment income or loss and net realized gain or loss for the tax year ending October 31, 2014.

15

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

At October 31, 2013, gross unrealized appreciation and depreciation of investments in the Portfolio Funds held by the Company based on cost for federal income tax purposes were as follows:

	Attributable to investments held directly by the Company	Attributable to investments held directly by the Blocker Fund
Cost of Investments in Portfolio Funds	$258,286,269	$10,359,776

Gross Unrealized Appreciation	23,367,837	191,729
Gross Unrealized Depreciation	(1,863,043)	(2,290,452)
Net Unrealized Appreciation/(Depreciation)	$21,504,794	$(2,098,723)

The Company's cost of investment in the Blocker Fund for federal income tax purposes at October 31, 2013 was $10,266,905. The cost of investments in Portfolio Funds attributable to investments held directly by the Company shown above excludes the cost of the Company’s investment in the Blocker Fund.

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions, primarily relating to investments in PFICs and partnerships. As of October 31, 2013, the Company’s components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary loss	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-
Accumulated capital and other losses -
Unrealized appreciation	21,224,892
Total accumulated earnings	$21,224,892

The Company’s accumulated earnings were distributed on December 27, 2013, and no undistributed tax earnings for the tax year ended October 31, 2013 remain as of March 31, 2014.

Pursuant to the Company’s RIC Conversion, the unrealized appreciation on a tax basis shown above includes a basis adjustment to the tax cost of the Company’s investment in the Blocker Fund of approximately $2,600,000.

16

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

The income tax provisions for the Blocker Fund for the years ended March 31, 2014 and March 31, 2013 are as follows:

	Year Ended
	March 31, 2014	March 31, 2013
Current Provision:
Federal	$(44,173)	$836,533
State	152,723	38,839
	108,550	875,372
Deferred Provision:
Federal	13,720	(160,693)
State	(2,882)	(4,868)
	10,838	(165,561)

Total Provision	$119,388	$709,811 *

*On December 31, 2012 (prior to the Merger), the Company allocated a combined total of $15,082 of the Blocker Fund’s income tax expense to the TE Fund, the TE 2 Fund and the TI 2 Fund.

Total income tax expense (benefit) differed from the amounts computed by applying the U.S. federal statutory income tax rate of 35% to income before income tax expense as a result of the following:

	Year Ended
	March 31, 2014	March 31, 2013
Federal income tax expense at the statutory rate	$112,622	$675,840
State income tax expense, net of federal tax benefit	15,687	33,971
Change to the effective state tax rate	(15,116)	-
Change in valuation allowance	6,195	-
Tax Expense	$119,388	$709,811

Components of the Company's deferred tax assets and liabilities are as follows:

	Year Ended
Blocker Fund	March 31, 2014	March 31, 2013
Deferred Tax Asset
Excess of tax cost over value of investments	$1,106,831	$1,111,474
Valuation allowance	(1,083,431)	(1,077,236)
Total net deferred tax asset	$23,400	$34,238

There were no deferred tax assets or liabilities of the Company other than those from the Blocker Fund.

17

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

As part of the process of preparing its consolidated financial statements, the Company is required to account for the Blocker Fund’s estimate of income taxes for Federal and State purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Such temporary differences are principally: (i) taxes on unrealized gains/(losses), which are attributable to the temporary difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and income tax purposes and (iii) the net tax benefit of accumulated net operating losses and capital loss carry forwards. Deferred tax assets and liabilities are measured using the effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. To the extent the Blocker Fund has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The determination of whether a valuation allowance is required is based on the evaluation criterion provided by ASC 740, Income Taxes (‘‘ASC 740’’) that it is more likely than not that some portion or all of the deferred tax asset will not be realized. Among the factors considered in assessing the Blocker Fund’s valuation allowance: the difference between the fair value and tax cost of specific assets and liabilities, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of the statutory carry forward periods and the associated risk that operating and capital loss carry forwards may expire unused.

Unexpected significant decreases in cash distributions from the Blocker Fund’s investments or significant changes in the fair value of their investments may change the Blocker Fund's assessment regarding the recoverability of deferred tax assets and may result in an adjustment to the valuation allowance. If a valuation allowance is adjusted to create a deferred tax asset in the future, it could have a material impact on the Blocker Fund's NAV and results of operations in the period in which it is recorded. In addition, the timing of realization of gains and losses by the Portfolio Funds could have a positive or adverse impact on the Blocker Fund's income tax provision, and such impact could be material. The Blocker Fund’s policy is to estimate the deferred portion of net realized income for the current period based on operating expenses incurred directly and indirectly by the Blocker Fund, and to estimate the capital gains or losses attributable to known Portfolio Funds’ realizations made during the fiscal period that have not yet been recognized for tax purposes. For the period November 1, 2013 to March 31, 2014, net capital gains attributable to such realizations amounted to $630,445. As of March 31, 2014, these capital gains have been reflected in the tax basis of the underlying investments held by either the Blocker Fund or the Company.

At March 31, 2014, the Blocker Fund did not have a foreign tax credit or a net operating loss carryforward for federal income tax purposes. For corporations, capital losses can only be used to offset capital gains and cannot be used to offset ordinary income. Foreign tax credits may be carried forward indefinitely.

18

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether a tax position of the Company is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the “more likely than not” threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management of the Company is required to analyze tax positions expected to be taken in the Company's tax returns, as defined by statutes of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of March 31, 2014, the Company did not have a liability for any federal income or excise taxes owed with respect to tax years ended on or before December 31, 2013. The Company has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits attributable to these periods will significantly change in the next twelve months. The Company’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. At March 31, 2014, the Company had no uncertain tax positions that would require recognition, derecognition, or disclosure in the consolidated financial statements.

The Blocker Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its statements of operations. As of March 31, 2014, the Blocker Fund does not have any interest or penalties associated with the underpayment of any income taxes. The Blocker Fund has reviewed all major jurisdictions and concluded that there is no impact on the Blocker Fund's net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions expected to be taken on its tax returns.

d. Security Transactions

Purchases of investments in the Portfolio Funds are recorded as of the first day of legal ownership of a Portfolio Fund. Sales are recorded as of the last day of legal ownership or participation in a Portfolio Fund. Sales and redemption proceeds and distributions received from the Portfolio Funds, whether in the form of cash or securities, are applied first as a reduction of the investment’s cost, and any excess is treated as realized gain from investments in the Portfolio Funds. The Company has consistently applied this method of accounting for sales and redemption proceeds and distributions.

e. Other

Prior to the RIC Conversion on January 1, 2012, the Company did not issue Units, and net investment income or loss and net realized and unrealized gain or loss from the Company's investments in Portfolio Funds for each fiscal period were allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the fiscal period in accordance with each Member’s respective investment percentage for the fiscal period, as defined in the Company’s Limited Liability Company Agreement (the “LLC Agreement”).

19

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

Effective January 1, 2012, the Company issues Units at their offering price, which is equal to the NAV per Unit. The NAV of the Company is computed as of the close of business on the last day of each month. The Company's NAV is the value of the Company's assets less its liabilities, and its NAV per Unit equals that NAV divided by the number of the issued and outstanding Units.

Cash and cash equivalents consist of amounts maintained in a Bank of New York Mellon account.

f. Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2013-08, Financial Services - Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”). The amendments in ASU 2013-08 change the approach in determining whether an entity is an investment company and provides comprehensive implementation guidance for that assessment. Under ASU 2013-08, entities regulated under the 1940 Act will automatically qualify as investment companies while unregistered entities are required to have certain fundamental characteristics and should consider other typical characteristics to qualify as an investment company. ASU 2013-08 also includes certain disclosure requirements for investment companies. The guidance is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Advisor is currently assessing the impact that the adoption of the ASU 2013-08 will have on the Company’s consolidated financial statement disclosures, but does not believe that the impact, if any, will be material in relation to the Company’s consolidated financial statements taken as a whole.

3. Portfolio Valuation

The NAV of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the LLC Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

Investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the Company's investments in the Portfolio Funds as determined by each Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith pursuant to procedures adopted by the Board. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the Company records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the Company’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period. As of March 31, 2014, most of the investments in the Portfolio Funds were fair valued using the NAV of the Portfolio Fund. The amount of the Company’s investments that were not fair valued using NAV of Portfolio Fund represented 0.04% of the Company’s total fair value of investments in Portfolio Funds as of March 31, 2014.

20

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

The Portfolio Funds generally record their investments at fair value in accordance with GAAP or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments by the Portfolio Funds, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategies and market forces.

Because of the inherent uncertainty of valuation of the Company’s investments in Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

The Adviser conducts initial and ongoing due diligence monitoring of the Company’s investments in Portfolio Funds. The due diligence process includes evaluation of the Portfolio Funds’ investment managers’ valuation policies and procedures and assessment of specific valuation matters. In addition to formal annual due diligence reviews of the Portfolio Funds’ investment managers, the Adviser conducts regular discussions with the Portfolio Funds’ investment managers, which may include discussions concerning valuation policy and valuation matters that may impact the Portfolio Funds. The Adviser is responsible for the implementation and maintenance of internal controls and procedures related to the Portfolio Funds’ valuations. The Adviser may rely upon valuations provided by the investment managers of the Portfolio Funds. The Adviser maintains an investment committee that convenes periodically to oversee the application of the Company’s valuation policies and review various Portfolio Funds’ valuation metrics.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the Company withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund. In instances where such a Portfolio Fund closes its operations, the Company may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of March 31, 2014, the Company’s investments in side pockets and Portfolio Funds in liquidation represented 2.72% of the Company’s Net Assets. Restrictions applicable to individual Portfolio Funds are described in detail on the Company’s Consolidated Schedule of Investments. Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the Company, to withdraw capital.

21

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

The Company uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Company has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Consolidated Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the Company’s Consolidated Schedule of Investments are reasonable and prudent; however, the actual results could differ from these estimates. The Company complies with the authoritative guidance under GAAP for estimating the fair value of investments in Portfolio Funds that have calculated NAV in accordance with the specialized accounting guidance for investment companies. Accordingly, the Company estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of the fair value.

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. Portfolio Fund investments that the Company has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

22

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

The Company’s investments in Portfolio Funds from which the Company does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at March 31, 2014:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$88,078,052	$43,568,668	$131,646,720
Hedged Long/Short Equity Funds	-	23,986,481	2,283	23,988,764
Opportunistic Long/Short (Global) Funds	-	57,954,226	10,192,863	68,147,089
Opportunistic (U.S. Only) Funds	-	48,335,394	422,410	48,757,804
Total	$-	$218,354,153	$54,186,224	$272,540,377

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The Company recognizes transfers into and out of the Levels indicated above at the beginning of the reporting period. The transfers between the Levels for the year ended March 31, 2014 are shown in the reconciliation table below.

23

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

The following table includes a roll-forward of the amounts for the year ended March 31, 2014 for the investments classified within Level 3. The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Balance as of 3/31/2013	Transfers out*	Net realized gain (loss) from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Purchases	Sales	Balance as of 3/31/2014
Event Driven/ Relative Value Funds	$53,312,449	$-	$2,406,226	$2,330,334	$11,000,000	$(25,480,341)	$43,568,668
Hedged Long/ Short Equity Funds	100,512	-	127,914	(98,229)	-	(127,914)	2,283
Opportunistic Long/Short (Global) Funds	31,970	-	3,438	1,667,565	8,500,000	(10,110)	10,192,863
Opportunistic (U.S. Only) Funds	21,045,231	(20,632,215)	30,993	9,394	-	(30,993)	422,410
Total	$74,490,162	$(20,632,215)	$2,568,571	$3,909,064	$19,500,000	$(25,649,358)	$54,186,224

*Transfers out represent an investment in Portfolio Fund that was previously categorized as Level 3 investment for the year ended March 31, 2013. Reclassification is made as of April 1, 2013 due to a change in the redemption terms of this investment and the Company’s ability to redeem from this Portfolio Fund within three months of the Balance Sheet date.

The net change in accumulated unrealized appreciation for the year ended March 31, 2014, for Level 3 investments held by the Company as of March 31, 2014, was an increase of $2,763,846 as shown in the table below.

Net Change in Accumulated Unrealized Appreciation
Event Driven/ Relative Value Funds	$1,185,116
Hedged Long/ Short Equity Funds	(98,229)
Opportunistic Long/Short (Global) Funds	1,667,565
Opportunistic (U.S. Only) Funds	9,394
$2,763,846

The Company uses authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share for the investment. In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Company is permitted to invest in alternative investments that do not have a readily determinable fair market value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the Company and their attributes as of March 31, 2014, that may qualify for these valuations are shown in the table below.

24

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

Investment Class	Fair Value	Redemption Frequency	Notice Period	Redemption Restrictions and Terms
Event Driven/Relative Value Funds (a)	$131,646,720	Monthly - Annually	45 - 180 Days	0-1 years

Hedged Long/Short Equity Funds (b)	$23,988,764	Monthly - Quarterly	30 - 60 Days	none

Opportunistic Long/Short (Global) Funds (c)	$68,147,089	Monthly - Annually	30 - 92 Days	0-1 years

Opportunistic (U.S. Only) Funds (d)	$48,757,804	Quarterly	45 - 60 Days	none

The information summarized in the preceding table represents the general terms of the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms. Additional details on the terms and restrictions for each Portfolio Fund are included on the Consolidated Schedule of Investments included with this report.

The Company’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

a)	Event Driven/Relative Value Funds This class includes Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

b)	Hedged Long/Short Equity Funds This class includes Portfolio Funds that invest primarily in common stocks (short, long and balanced). Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

25

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

c)	Opportunistic (Global) Funds This class includes Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. These Portfolio Funds may include global long/ short equity funds, global macro funds, and commodity pools.

d)	Opportunistic (U.S.) Only Funds This class includes Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. These Portfolio Funds may include global long/short equity funds, global macro funds, and commodity pools.

As of March 31, 2014, the Company had investments in 36 Portfolio Funds. The Company, as an investor in these Portfolio Funds, pays management fees of up to 3.0% (per annum) of the net asset value of its ownership interest in the Portfolio Funds, as well as incentive fees or allocations of up to 25.00% of net profits earned that are allocable to the Company's ownership interest in such Portfolio Funds. The Company also generally bears a pro rata share of the other expenses of each Portfolio Fund in which it invests. Total expenses, including incentive fees or allocations, for the fiscal year ended March 31, 2014, ranged from approximately 0.41% to 18.56% of the Company's average invested capital in the Portfolio Funds. Incentive fees or allocations for the same fiscal year ranged from approximately 0.00% to 12.14% of the Company's average invested capital in the Portfolio Funds. These ratios may vary over time depending on the allocation of the Company's assets among Portfolio Funds and the actual expenses and investment performance of the Portfolio Funds. Although the foregoing ranges of Portfolio Fund expenses are based on audited financial data received from the Portfolio Funds, the ranges were not audited by the Company's independent registered public accounting firm.

Aggregate purchases and proceeds from redemptions of interests in Portfolio Funds for the Company for the year ended March 31, 2014 were $35,500,000 and $122,180,571, respectively. There were no unfunded commitments outstanding to the Portfolio Funds at March 31, 2014.

Certain Portfolio Funds’ financial statements excluded details of their investment securities portfolios. As of March 31, 2014, the Adviser was unaware of any significant issuer concentration in the Company’s Portfolio Funds.

26

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

4. Advisory Fee

The Adviser provides investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly advisory fee in arrears at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date.

For the year ended March 31, 2014, the Company incurred advisory fees totaling $4,796,064, of which $1,129,515 was payable as of March 31, 2014.

5. Related Party Transactions and Other

As of March 31, 2014, two Members owned in excess of 5% of the Company’s outstanding Units, having an aggregate value equal to approximately 19.15% of the Company’s total Net Assets and are deemed “affiliated persons” (as defined in the 1940 Act) of the Company (the "Affiliated Members"). The affiliation between the Affiliated Members and the Company is based solely on the percentage of ownership.

Affiliates of the Adviser may have banking, underwriting, lending, brokerage, or other business relationships with Portfolio Funds in which the Company invests and with companies in which Portfolio Funds invest.

The Board is made up of five Managers who are not “interested persons,” as defined by Section 2(a)(19) of the 1940 Act, of the Company (the “Disinterested Managers”). The Disinterested Managers each receive an annual retainer of $40,000 for their services to the Company. All Disinterested Managers may be reimbursed for expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Managers. For the year ended March 31, 2014, the Company incurred $200,000 in Board-related fees, $50,000 of which was payable as of March 31, 2014.

The Company has retained UMB Fund Services, Inc. (the "Administrator") to provide accounting and certain administrative and investor services to the Company. The Administrator is a subsidiary of UMB Financial Corporation.

BNY Mellon Investment Servicing Trust Company serves as custodian of the Company’s assets and provides custodial services to the Company.

27

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

6. Net Assets

Unit transactions were as follows:

	Year ended March 31, 2014	Year ended March 31, 2013
Units outstanding at beginning of year	207,426.456	128,594.547
New Units issued in connection with Merger	-	113,359.250
Units reinvested	15,891.966	5,172.179
Units issued	196.193	350.284
Units repurchased	(47,568.842)	(40,049.804)
Units outstanding at end of year	175,945.773	207,426.456

7. Bank Note - Line of Credit Facility

On July 23, 2010, the Company entered into a revolving loan credit facility with an unaffiliated financial institution for a line of credit at any one time of up to $70,000,000. Effective September 30, 2011, at the Company’s request, the line of credit was reduced to $35,000,000. The line of credit is secured by the Company's cash and investment securities. Interest on any outstanding loans accrues at a rate per annum equal to LIBOR plus 2.20% and the Company is required to pay a facility fee at a rate of 1.10% per annum on the unused portion of the line of credit. For the year ended March 31, 2014, the Company incurred $393,558 in facility fees related to the credit facility. As of and during the year ended March 31, 2014, the Company did not have any revolving loans outstanding under the facility.

On October 24, 2013, the Company submitted a notice to terminate the revolving loan credit facility agreement. The facility agreement will be terminated effective as of July 22, 2014. For the year ended March 31, 2014, the Company accrued $11,930 in fees related to the termination, all of which was payable as of March 31, 2014.

8. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Company invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts, and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company’s liability with respect to its investments in the Portfolio Funds is generally limited to the net asset value of its interest in each Portfolio Fund.

28

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

Because the Company is a closed-end investment company, Units are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Company to offer from time to time to repurchase Units at the NAV per Unit, Units are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Units by the Company, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Units. Because the Company’s investments in Portfolio Funds themselves have limited liquidity, the Company may not be able to fund significant repurchases. Members whose Units are accepted for repurchase also bear the risk that the Company's NAV per Unit may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Units are valued for the purpose of repurchase. Member repurchases for the year ended March 31, 2014 are included on the Consolidated Statement of Changes in Net Assets.

As described in the footnotes to the Company’s Consolidated Schedule of Investments and in Note 3, some Portfolio Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Company. Liquidity risk is the risk that the Company will encounter difficulty in meeting obligations associated with financial liabilities. Liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from Portfolio Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Company’s control, such as a general market disruption or an operational issue affecting the Company or third parties, including the Portfolio Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Company's capital invested in the Portfolio Funds can be withdrawn on a limited basis. As a result, the Company may not be able to liquidate quickly some of its investments in the Portfolio Funds in order to meet liquidity requirements.

There are a number of other risks to the Company. Three principal types of risk that can adversely affect the Company’s investment approach are market risk, strategy risk, and manager risk. The Company also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Company and potentially for each Portfolio Fund.

9. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications, and has indemnified the Company's Board of Managers, the Adviser, and others. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

29

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Notes to Consolidated Financial Statements (continued)

March 31, 2014

10. Litigation

Effective as of April 1, 2009, the TI Fund acquired the assets of BACAP Alternative Multi-Strategy Hedge Fund, LLC (“BACAP Fund”), a 1940 Act registered management investment company, and transferred these assets to the Company in exchange for the assumption by the Company of all known liabilities of BACAP Fund (the “Acquisition”).  As previously noted (see Note 1), effective December 31, 2012, the TI Fund was merged into the Company.  The trustee (the "Trustee") for a bankrupt entity (the “Entity”) recently informed the Company that the Trustee may assert a claim against the Company relating to an investment by BACAP Fund in another fund which other fund, in turn, invested indirectly in a vehicle connected to the Entity, which claim would seek recovery of monies traceable to the Entity related vehicle.  To date, the Trustee has not sent a demand letter to the Company nor asserted the amount of the potential claim.  The Company has not accrued any liability related to this matter and believes it unlikely that the Company's liability (if any) will be material to the Company based on the amount of the investment by BACAP Fund at issue and the profits realized by BACAP Fund from such investment.

11. Subsequent Events

The Company has evaluated all subsequent events through the date on which these financial statements were issued and, except as noted below, has determined that no additional disclosures are required.

On March 31, 2014, the Company announced a tender offer to purchase up to $43,400,000 of outstanding Units from Members at NAV. The NAV of the Units will be calculated for this purpose as of June 30, 2014. The Tender Offer (the “Offer”) expired on April 25, 2014. Approximately $9,827,797 of outstanding Units (based on March 31, 2014 NAV) were validly tendered and not withdrawn prior to the expiration of the Offer, and were accepted for purchase in accordance with the terms of the Offer by the Company.

On May 5, 2014, the Company paid $9,707,819 for 6,047.025 Units repurchased from Members on March 31, 2014. The payment amount for Units repurchased differs from that presented on the Consolidated Statement of Assets and Liabilities as Repurchase of Members’ units payable due to the amounts held back from initial payments made to Members whose Units have been fully repurchased.

30

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Company Management (Unaudited)

March 31, 2014

Information pertaining to the Board and officers of the Company is set forth below:

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Disinterested Managers

Alan Brott c/o Excelsior Multi-Strategy Hedge Fund of Funds, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009	Consultant (since 10/91); Associate Professor, Columbia University (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, and Grosvenor Registered Multi-Strategy Fund (W), LLC, and a director of Stone Harbor Investment Funds (5 funds). Emerging Markets Income Fund and Stone Harbor Emerging Markets Total Income Fund.	7

John C. Hover II c/o Excelsior Multi-Strategy Hedge Fund of Funds, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.	8

Victor F. Imbimbo, Jr. c/o Excelsior Multi-Strategy Hedge Fund of Funds, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000	President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA/New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.	8

31

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Company Management (Unaudited) continued

March 31, 2014

Stephen V. Murphy c/o Excelsior Multi-Strategy Hedge Fund of Funds, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC, Excelsior Private Markets Fund III (TE), LLC and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bowne & Co., Inc. (1/06 to 11/10).	8

Thomas G. Yellin c/o Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009	President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC News (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, Excelsior Private Markets Fund III (Master), LLC, Excelsior Private Markets Fund III (TI), LLC and Excelsior Private Markets Fund III (TE), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC, and Grosvenor Registered Mult-Strategy Fund (W), LLC.	7

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Officers who are not Managers

Spencer Boggess 250 Vesey St New York, NY 10080	Chief Executive Officer	Term Indefinite; Length - since March 2006	Managing Director, Bank of America (7/07 to present); Manger and Vice President of Merrill Lynch Alternative Investments, LLC (12/13 to present); President and Chief Executive Officer of Bank of America Capital Advisors LLC (4/10 to 12/13); Portfolio Manager of the Company (7/03 to present).	N/A

Steven L. Suss 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term Indefinite; Length - since April 2007	Managing Director, Bank of America (7/07 to present); Manager and Vice President of Merrill Lynch Alternative Investments, LLC (05/12 to present); Senior Vice President of Bank of America Capital Advisors LLC (7/07 to 12/13); Director, Chief Financial Officer and Treasurer (10/07 to 3/10) and Senior Vice President (6/07 to 3/10) of U.S. Trust Hedge Fund Management, Inc.	N/A

32

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Company Management (Unaudited) continued

March 31, 2014

Mohan Badgujar 250 Vesey St New York, NY 10080 (Born 1958)	Chief Operating Officer	Term Indefinite; Length - since March 2006	Director, Bank of America (7/07 to present); Senior Vice President of Bank of America Capital Advisors LLC (04/10 to 12/13); Vice President of U.S. Trust Hedge Fund Management, Inc. (10/05 to 03/10).	N/A

Marina Belaya 758 State Route 15 South Lake Hopatcong, NJ 07849 (Born 1967)	Secretary	Term Indefinite; Length - since April 2007	Assistant General Counsel, Bank of America (7/07 to present).	N/A

Fred Wofford 100 Federal Street Boston, MA 02110 (Born 1955)	Chief Compliance Officer	Term Indefinite; Length - since April 2011	Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present).	N/A

33

Excelsior Multi-Strategy Hedge Fund of Funds, LLC

Supplemental Information (Unaudited)

March 31, 2014

Dividend Distributions

The distributions paid for the twelve months ended March 31, 2014 included long-term capital gains of $8,740,971.

34

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2014, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Managers of the Registrant has determined that Stephen V. Murphy, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Effective December 31, 2012, the Registrant merged with certain other funds that pursued their investment objectives by investing in Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC (the “Merger”). One of those other funds, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC (“TI Fund”), was determined to be the surviving entity in the Merger for financial reporting purposes. Accordingly, all information relating to the periods prior to the effective date of the Merger is that of the TI Fund.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2013 and March 31, 2014 were $118,685 and $269,379, respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The fees billed to the Registrant by the principal accountant for the audit of the Registrant's annual financial statements for tax compliance, tax advice or tax planning services relating to the preparation of the Registrant’s tax returns for the fiscal years ended March 31, 2013 and March 31, 2014 were $44,787 and $134,800, respectively.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2014, were $134,800 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2013, were $44,787 and $0, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a) (1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

Mr. Spencer N. Boggess is the portfolio manager (the "Portfolio Manager") primarily responsible for the day-to-day management of the registrant's portfolio, subject to such policies as may be adopted by the Board of Managers.

Mr. Boggess joined Bank of America Corporation as part of the acquisition of U.S. Trust and is a managing director. Since July 2003, Mr. Boggess has served as the portfolio manager of the Registrant and Chief Executive Officer of U.S. Trust Hedge Fund Management, Inc. (the “Adviser"). From 2000 to 2003, Mr. Boggess served as Co-Director of Research at CTC where he shared responsibility for sourcing, due diligence, portfolio construction and monitoring hedge fund managers for inclusion in the Registrant and for CTC advisory clients. Mr. Boggess is also the Chairman of the Education Committee of the Greenwich Roundtable, a non-profit organization focused on education for investors in hedge funds and private equity. From 1996 to 2000, Mr. Boggess was both Principal and the senior hedge fund research professional at Winston Partners, a McLean, VA based alternative investment management firm with three multi-manager hedge fund of funds products.

(a) (2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2014:

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
0	N/A	19	$1,146,831,781	0	N/A
Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
0	N/A	0	$0	0	N/A

Potential Material Conflicts of Interest

Real, potential or apparent conflicts of interest may arise should Mr. Boggess have day-to-day portfolio management responsibilities with respect to more than one fund. Mr. Boggess may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Adviser may vary among these accounts and Mr. Boggess may personally invest in these accounts. These factors could create conflicts of interest because Mr. Boggess may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Registrant. A conflict may also exist if Mr. Boggess identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, Mr. Boggess may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by Mr. Boggess are generally managed in a similar fashion and the Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a) (3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2014:

Mr. Boggess' compensation consists of a combination of a fixed salary and a discretionary bonus. The discretionary bonus is not tied directly to the performance of, or value of assets, of the Registrant or any other fund managed by the Adviser. The amount of salary and bonus paid to Mr. Boggess is based on a variety of factors, including, without limitation, the financial performance of the Adviser, execution of managerial responsibilities, client interactions, support and general teamwork.

Ownership of Fund Securities

As of March 31, 2014, Mr. Boggess does not directly own any Interests in the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics (See Exhibit 1)

(a) (2) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2 (a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds, LLC

By (Signature and Title):     /s/ Spencer N. Boggess

Spencer N. Boggess, Principal Executive Officer

Date: June 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Excelsior Multi-Strategy Hedge Fund of Funds, LLC

By (Signature and Title):     /s/ Spencer N. Boggess

Spencer N. Boggess, Principal Executive Officer

Date: June 9, 2014